Consolidated Statements Of Comprehensive Income (Loss) ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 107,074	$ 16,410	¥ 107,413	¥ 102,277
Operating costs and expenses:
Cost of revenues		55,158	8,454	62,850	51,744
Selling, general and administrative		18,063	2,769	19,910	19,231
Research and development		19,513	2,989	18,346	15,772
Total operating costs and expenses		92,734	14,212	101,106	86,747
Operating profit		14,340	2,198	6,307	15,530
Other income (loss):
Interest income		5,358	822	6,060	4,451
Interest expense		(3,103)	(476)	(2,960)	(1,883)
Foreign exchange loss, net		(660)	(101)	(33)	(122)
Share of losses from equity method investments		(2,248)	(345)	(1,254)	(79)
Others, net		9,403	1,441	(8,460)	9,428
Total other income(loss), net		8,750	1,341	(6,647)	11,795
Income (loss) before income taxes		23,090	3,539	(340)	27,325
Income taxes		4,064	623	1,948	4,743
Net income (loss)		19,026	2,916	(2,288)	22,582
Less: net loss attributable to noncontrolling interests		(3,446)	(528)	(4,345)	(4,991)
Net income attributable to Baidu, Inc.		22,472	3,444	2,057	27,573
Other comprehensive income (loss):
Foreign currency translation adjustments		1,936	296	(782)	194
Unrealized gains (losses) on available-for-sale investments, net of reclassification		(161)	(25)	(708)	92
Other comprehensive income (loss), net of tax		1,775	271	(1,490)	286
Comprehensive income (loss)		20,801	3,187	(3,778)	22,868
Less: comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests		(3,253)	(499)	(4,242)	(3,985)
Comprehensive income attributable to Baidu, Inc.		¥ 24,054	$ 3,686	¥ 464	¥ 26,853
Common Class A and Class B
Earnings per shares:
Basic | (per share)		¥ 8.19	$ 1.26	¥ 0.71	¥ 9.83
Diluted | (per share)	[1]	¥ 8.12	$ 1.24	¥ 0.70	¥ 9.75
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	[1]	2,732	2,732	2,787	2,792
Diluted	[1]	2,756	2,756	2,791	2,814
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	[2]	¥ 8.19	$ 1.26	¥ 0.71	¥ 9.83
Diluted | (per share)	[2]	¥ 8.12	$ 1.24	¥ 0.70	¥ 9.75
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	[2]	2,158	2,158	2,211	2,216
Diluted	[2]	2,756	2,756	2,791	2,814
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	[1]	¥ 65.54	$ 10.04	¥ 5.68	¥ 78.64
Diluted | (per share)		¥ 64.98	$ 9.96	¥ 5.60	¥ 78.03
Online Marketing Services
Revenues:
Total revenues		¥ 72,840	$ 11,163	¥ 78,093	¥ 81,912
Others
Revenues:
Total revenues		¥ 34,234	$ 5,247	¥ 29,320	¥ 20,365

[1]	Basic and diluted earnings per share and the number of shares for the years ended December 31, 2018, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on March 1, 2021 as detailed in Note 1 and Note 21.
[2]	Basic and diluted net income per ordinary share, weighted average number of shares and the adjustments for dilutive restricted share and share options for the years ended December 31, 2018, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that became effective on March 1, 2021, as detailed in Note 1